OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2020	December 31, 2019
Collateral deposits on swap agreements	48,760	17,520
Capital improvements in progress	16,633	30,642
Value of acquired charter-out contracts, net	11,963	13,407
Long term receivables	1,880	1,880
Other	800	799
Allowance for expected credit losses*	(12)	—
Total Other Long Term Assets	80,024	64,248

*See Note 1: Interim financial data and Note 17: Allowance for expected credit losses.